Basic and diluted earnings per share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income attributable to Vale's shareholders
Weighted average number of common shares outstanding	4,274,769	4,396,778	4,283,095	4,424,788
Weighted average number of common shares outstanding and potential ordinary shares	4,279,782	4,400,609	4,288,108	4,428,619
Basic earnings per share	$ 0.65	$ 0.20	$ 1.04	$ 0.62
Diluted earnings per share	$ 0.65	$ 0.20	$ 1.04	$ 0.62